Financial Instruments by Category - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Payables and Other Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities measured at fair value comprised contingent consideration	¥ 112	¥ 63